10. Share-Based Expense (Details - Share based expense) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation	$ 1,431,787	$ 1,793,093
Research and Development Expense [Member]
Share-based compensation	203,030	101,401
General and Administrative Expense [Member]
Share-based compensation	$ 1,228,757	$ 1,691,692